Commitments and Contingencies - Additional Information (Detail) $ in Thousands			12 Months Ended
		Feb. 08, 2019 USD ($)	Dec. 31, 2019 USD ($) MillionTonnesPerAnnum Tonnes_Per_Day	Dec. 31, 2020 USD ($)
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid	[1],[2]		$ 327,500
Upfront cash consideration paid to date	[1]		31,000
Reassessment interest and penalties			$ 7,000
Percentage of reassessments interest and penalties			50.00%
Litigation of Settlement To Defendant			$ 41,500
2013-2015 taxation year [member]
Disclosure of contingent liabilities [line items]
Potential estimated cash taxes, interest and penalties			2,000
Loma de La Plata [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid			32,000
Rosemont [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		$ 230,000
First installment payable on permitting projet		50,000
Balance installment amount payable once project costs incurred exceeds specified amount		180,000
Project costs incurred to trigger balance installment payable		$ 98,000
Toroparu [member] | Scenario Forecasting [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid				$ 138,000
Reduced stream percentage of gold				0.909%
Current stream percentage of gold				10.00%
Current stream percentage of silver				50.00%
Reduced stream percentage of silver				0.00%
Amount of non-refundable advance				$ 2,000
Cotabambas [member]
Disclosure of contingent liabilities [line items]
Amount of non-refundable advance			2,000
Total upfront cash payment for early deposit silver streaming interest			140,000
Upfront cash consideration paid to date			9,000
Unpaid upfront cash consideration with scheduled payment dates			5,000
Kutcho [member]
Disclosure of contingent liabilities [line items]
Total upfront cash payment for early deposit silver streaming interest			65,000
Upfront cash consideration paid to date			7,000
Unpaid upfront cash consideration with no scheduled payment dates			58,000
Additional upfront consideration			$ 20,000
Mill throughput capacity | Tonnes_Per_Day			4,500
Additional payment condition			if processing throughput is increased to 4,500 tonnes per day or more within 5 years of attaining commercial production.
Salobo [member]
Disclosure of contingent liabilities [line items]
Mill throughput capacity | MillionTonnesPerAnnum			24
Salobo [member] | Bottom of range [member] | Mill Throughput Capacity Expansion [member]
Disclosure of contingent liabilities [line items]
Expanded Mill throughput capacity | MillionTonnesPerAnnum			28
Estimated expansion payments			$ 113,000
Salobo [member] | Bottom of range [member] | Mill Throughput Capacity Expansion [member] | Salobo Three Expansion [member]
Disclosure of contingent liabilities [line items]
Estimated expansion payments			$ 550,000
Salobo [member] | Top of range [member] | Mill Throughput Capacity Expansion [member]
Disclosure of contingent liabilities [line items]
Expanded Mill throughput capacity | MillionTonnesPerAnnum			40
Estimated expansion payments			$ 953,000
Salobo [member] | Top of range [member] | Mill Throughput Capacity Expansion [member] | Salobo Three Expansion [member]
Disclosure of contingent liabilities [line items]
Estimated expansion payments			$ 670,000

[1]	Expressed in thousands of United States dollars; excludes closing costs and capitalized interest, where applicable.
[2]	Please refer to Note 29 for details of when the remaining upfront consideration to be paid becomes due.